Cover Page	Jun. 11, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2020
Entity Registrant Name	PRA Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50058
Entity Tax Identification Number	75-3078675
Entity Address, Address Line One	120 Corporate Boulevard
Entity Address, City or Town	Norfolk,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23502
City Area Code	(888)
Local Phone Number	772-7326
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001185348
Current Fiscal Year End Date	--12-31